Related Parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Parties
Total short-term benefits	R$ 14,502	R$ 12,164	R$ 10,065
Total long-term benefits	14,884	5,142	7,074
Total	29,386	17,306	17,139
Variable compensation - Units
Related Parties
Total long-term benefits	10,632	3,673	5,053
Variable compensation - Cash
Related Parties
Total long-term benefits	4,253	1,469	2,021
Fixed compensation
Related Parties
Total short-term benefits	8,123	9,960	7,033
Variable compensation
Related Parties
Total short-term benefits	R$ 6,379	R$ 2,204	R$ 3,032